LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Leases
LEASES

NOTE 15 – LEASES

The Company leases space for its offices and warehouse space, under lease agreements classified as “operating leases’” as defined in ASC Topic 842.

The Company leases space for its corporate headquarters, warehouse space, automobiles, and office and other equipment, under lease agreements classified as operating leases. The Company has remaining lease terms of approximately 1 to 10 years on the remaining Leases. Leases with an initial term in excess of 12 months are recognized on the consolidated balance sheet based on the present value of future lease payments over the defined lease term at the lease commencement date. Future lease payments were discounted using an implicit rate of 10% to 12% in connection with most leases.

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

Assets	Classification	December 31, 2022	March 31, 2022
Operating leases	Right-of-use assets, net	$458,768	$593,389
Total lease assets		$458,768	$593,389

Liabilities
Operating leases	Accrued and other current liabilities	$78,266	$134,578
Operating leases	Lease liability, long-term	413,587	461,515
Total lease liabilities		$491,853	$596,093

The following information pertains to the Company’s leases for the periods indicated:

		Three Months Ended December 31,
Lease cost	Classification	2022	2021
Operating lease cost	General and administrative expenses	$36,920	$54,463
Operating lease cost	Depreciation and amortization	-	-
Operating lease cost	Interest expense, net	-	-
Total lease cost		$36,920	$54,463

		Nine Months Ended December 31,
Lease cost	Classification	2022	2021
Operating lease cost	General and administrative expenses	$81,212	$349,165
Operating lease cost	Depreciation and amortization	-	-
Operating lease cost	Interest expense, net	-	-
Total lease cost		$81,212	$349,165

The Company’s lease liabilities are payable as follows:

Twelve months ending September 30,	Amount
2023	$80,439
2024	99,367
2025	102,147
2026	104,926
2027	107,706
Thereafter	252,241
Total remaining payments	746,826
Less imputed interest	254,973
Total lease liability	$491,853

NOTE 13 – LEASES

The Company leases space for its corporate headquarters, warehouse space, automobiles, and office and other equipment, under lease agreements classified as operating leases. The Company has remaining lease terms of approximately 1 to 10 years on the remaining Leases. Leases with an initial term in excess of 12 months are recognized on the consolidated balance sheet based on the present value of future lease payments over the defined lease term at the lease commencement date. Future lease payments were discounted using an implicit rate of 10% to 12% in connection with most leases.

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

		As of March 31,
Assets	Classification	2022	2021
Operating leases	Right-of-use assets, net	$593,389	$428,075
Total lease assets		$593,389	$428,075

Liabilities
Operating leases	Accrued and other current liabilities	$134,578	$373,398
Operating leases	Lease liability, long-term	461,515	77,810
Total lease liabilities		$596,093	$451,208

Expense pertaining to the Company’s leases for the periods indicated is as follows:

		Fiscal Year Ended March 31,
Lease cost	Classification	2022	2021
Operating lease cost	General and administrative expenses	$585,015	$495,272
Operating lease cost	Depreciation and amortization	-	-
Operating lease cost	Interest expense, net	-	-
Total lease cost		$585,015	$495,272

The Company’s lease liabilities are payable as follows:

Twelve months ending March 31,	Amount
2023	$154,310
2024	96,944
2025	99,458
2026	102,231
2027	105,048
Thereafter	258,025
Total remaining payments	816,016
Less imputed interest	219,923
Total lease liability	$596,093